Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities Pledged as Collateral	$ 102,994	$ 94,352
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	276,614
Advances from Federal Home Loan Banks	22,089
FHLB of Pittsburgh [Member]
Line of Credit Facility, Maximum Borrowing Capacity	143,614
Line of Credit Facility, Fair Value of Amount Outstanding	0	13,414
Atlantic Central Bankers Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	7,000
Line of Credit Facility, Fair Value of Amount Outstanding	0	0
PNC Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	16,000
Line of Credit Facility, Fair Value of Amount Outstanding	0	0
Zion Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	17,000
Line of Credit Facility, Fair Value of Amount Outstanding	0
Securities Sold under Agreements to Repurchase [Member]
Available-for-sale Securities Pledged as Collateral	28,914	40,065
Security Owned and Pledged as Collateral, Fair Value	$ 28,437	$ 38,733